COMMITMENTS	12 Months Ended
Mar. 31, 2016
COMMITMENTS [Abstract]
COMMITMENTS

11. COMMITMENTS

Related to our legacy stevia products and technologies, in addition to intellectual property developed internally, we previously licensed exclusive and worldwide rights to certain patents and patent applications related to microbial production of steviol and steviol glycosides from Vineland Research and Innovations Centre, Inc. entered into in August 2012, amended in October 2013 (the “Vineland License”), and terminated in May 2016.  Pursuant to the Vineland License, we agreed to total cash fees due and payable within the first year of the agreement of $50,000, all of which have been paid and recorded as expenses.Under the Vineland License we will owe royalties of 0.5% of the sale price of products developed using the intellectual property, and in the third year and all subsequent years of the Vineland License the Company will owe a minimum annual royalty of $10,000.  No additional payments will be owed under the Vineland License as it was terminated in May 2016.